Statements of Consolidated Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Statement of Comprehensive Income [Abstract]
Net income	$ 1,338.6	$ 592.3	$ 688.7
Other comprehensive income (loss):
Foreign currency translation adjustments	26.6	(29.9)	(10.8)
Cash flow hedging derivative activity, net of tax	2.0	0.4	0.4
Pension and other postretirement benefit plans activity, net of tax	14.3	34.1	(28.5)
Available-for-sale securities activity, net of tax	(1.2)	0.4	0.3
Total Other Comprehensive Income (Loss)	41.7	5.0	(38.6)
Comprehensive Income	$ 1,380.3	$ 597.3	$ 650.1